Significant accounting policies - Summary of impact revision to previously issued financial statements (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences and expected credit losses	€ 4,081	€ (7,834)
Net cash provided by/(used in) operating activities	(30,323)	155,773
Net cash provided by/(used in) investing activities	(20,555)	(48,528)
Net cash (used in)/provided by financing activities	35,585	15,203
Net increase/(decrease) in cash and cash equivalents	(15,293)	122,448
Cash and cash equivalents at beginning	148,519	132,994
Effects of exchange rate changes on cash and cash equivalents	(2,821)	9,683
Cash and cash equivalents at end	€ 130,405	265,125
As reported
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences and expected credit losses		115
Net cash provided by/(used in) operating activities		163,722
Net cash provided by/(used in) investing activities		(48,528)
Net cash (used in)/provided by financing activities		15,203
Net increase/(decrease) in cash and cash equivalents		130,397
Cash and cash equivalents at beginning		132,994
Effects of exchange rate changes on cash and cash equivalents		1,734
Cash and cash equivalents at end		265,125
Adjustment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences and expected credit losses		(7,949)
Net cash provided by/(used in) operating activities		(7,949)
Net cash provided by/(used in) investing activities		0
Net cash (used in)/provided by financing activities		0
Net increase/(decrease) in cash and cash equivalents		(7,949)
Cash and cash equivalents at beginning		0
Effects of exchange rate changes on cash and cash equivalents		7,949
Cash and cash equivalents at end		0
As revised
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net foreign exchange differences and expected credit losses		(7,834)
Net cash provided by/(used in) operating activities		155,773
Net cash provided by/(used in) investing activities		(48,528)
Net cash (used in)/provided by financing activities		15,203
Net increase/(decrease) in cash and cash equivalents		122,448
Cash and cash equivalents at beginning		132,994
Effects of exchange rate changes on cash and cash equivalents		9,683
Cash and cash equivalents at end		€ 265,125